Digital Assets - Schedule of Movement for Digital Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BTC [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	$ 43,896	$ 7,938
Digital assets received from customers for products and services	123,345	77,236
Revenue generated from BTC self-mining operation	157,511	100,197
Converted to other digital assets or fiat cash, net	(67,710)	(95,441)
Costs and expenses (paid)/prepaid in digital assets	(169,506)
Unrealized fair value changes on digital assets	37,604
Realized gain on sale/exchange of digital assets	39,329	18,231
Digital assets from borrowings
Digital assets pledged to lender or supplier	(60,629)
Digital assets pledged from customers	21,669
Purchase of mining equipment	(6,897)
Adoption of ASU 2023-08	6,436
Other income received in BTC		378
Costs and expenses paid in digital assets		(57,656)
Impairment on digital assets		(6,987)
Ending balance	125,048	43,896
BTC [Member] | Revision of Prior Period, Adjustment [Member]
Schedule of Movement for Digital Assets [Line Items]
Ending balance	50,332
USDT [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	61	56
Digital assets received from customers for products and services	114,363	150,134
Revenue generated from BTC self-mining operation
Converted to other digital assets or fiat cash, net	(100,077)	(81,280)
Costs and expenses (paid)/prepaid in digital assets	(44,480)
Unrealized fair value changes on digital assets
Realized gain on sale/exchange of digital assets
Digital assets from borrowings	34,950
Digital assets pledged to lender or supplier
Digital assets pledged from customers
Purchase of mining equipment
Adoption of ASU 2023-08
Other income received in BTC
Costs and expenses paid in digital assets		(68,849)
Impairment on digital assets
Ending balance	4,817	61
USDT [Member] | Revision of Prior Period, Adjustment [Member]
Schedule of Movement for Digital Assets [Line Items]
Ending balance	61
Others [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	21	17
Digital assets received from customers for products and services	223	251
Revenue generated from BTC self-mining operation
Converted to other digital assets or fiat cash, net	(183)	(243)
Costs and expenses (paid)/prepaid in digital assets	14
Unrealized fair value changes on digital assets
Realized gain on sale/exchange of digital assets
Digital assets from borrowings
Digital assets pledged to lender or supplier
Digital assets pledged from customers
Purchase of mining equipment
Adoption of ASU 2023-08
Other income received in BTC
Costs and expenses paid in digital assets		(4)
Impairment on digital assets
Ending balance	75	21
Others [Member] | Revision of Prior Period, Adjustment [Member]
Schedule of Movement for Digital Assets [Line Items]
Ending balance	21
Digital Assets [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	43,978	8,011
Digital assets received from customers for products and services	237,931	227,621
Revenue generated from BTC self-mining operation	157,511	100,197
Converted to other digital assets or fiat cash, net	(167,970)	(176,964)
Costs and expenses (paid)/prepaid in digital assets	(213,972)
Unrealized fair value changes on digital assets	37,604
Realized gain on sale/exchange of digital assets	39,329	18,231
Digital assets from borrowings	34,950
Digital assets pledged to lender or supplier	(60,629)
Digital assets pledged from customers	21,669
Purchase of mining equipment	(6,897)
Adoption of ASU 2023-08	6,436
Other income received in BTC		378
Costs and expenses paid in digital assets		(126,509)
Impairment on digital assets		(6,987)
Ending balance	129,940	$ 43,978
Digital Assets [Member] | Revision of Prior Period, Adjustment [Member]
Schedule of Movement for Digital Assets [Line Items]
Ending balance	$ 50,414